Booster Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2026

Principal
Amount ($)			Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value
		STRUCTURED NOTES - 101.6%
		INSTITUTIONAL FINANCIAL SERVICES - 101.6%
2,000,000		Bank of Montreal Structured Note(b)	RTY,NDX, SX5E	12.65%	12/11/2026	$ 2,000,072
10,000,000		Bank of Montreal Structured Note(b)	RTY,NDX, SX5E	0%*	11/12/2027	9,956,043
6,000,000		Bank of Montreal Structured Note(b)	RTY,NDX, SX5E	0%*	2/11/2028	5,940,326
17,000,000		Barclays Bank plc Structured Note(b)	RTY,NDX, SX5E	0%*	8/5/2027	16,849,466
5,000,000		Barclays Bank plc Structured Note(b)	RTY,NDX, SX5E	0%*	12/2/2027	5,000,000
4,000,000		BBVA Global Securities Structured Note(b)	SX5E, RTY, NDX	14.00%	11/11/2026	3,964,800
5,000,000		BBVA Global Securities Structured Note(b)	SX5E, RTY, NDX	14.80%	9/10/2027	4,941,168
6,000,000		BBVA Global Securities Structured Note(b)	SX5E, RTY, NDX	0%*	11/9/2027	5,975,231
6,000,000		BBVA Global Securities Structured Note(b)	SX5E, RTY, NDX	0%*	11/9/2027	5,983,319
5,000,000		BNP Paribas Structured Note(b)	INDU, RTY, NDX	14.20%	11/12/2026	4,954,500
2,000,000		BNP Paribas Structured Note(b)	SX5E, RTY, NDX	13.50%	12/9/2026	2,006,666
6,000,000		BNP Paribas Structured Note(b)	SX5E, RTY, NDX	0%*	7/29/2027	5,918,971
9,000,000		BNP Paribas Structured Note(b)	SX5E, RTY, NDX	0%*	11/19/2027	9,016,517
10,000,000		BofA Finance LLC Structured Note(b)	SX5E, RTY, NDX	13.05%	9/30/2026	10,000,000
15,000,000		BofA Finance LLC Structured Note(b)	SX5E, RTY, NDX	12.25%	10/13/2026	15,025,305
4,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	13.45%	11/5/2026	4,000,000
11,500,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	14.05%	11/13/2026	11,464,350
8,500,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	12/17/2026	8,384,220
6,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	1/8/2027	5,885,884
12,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	1/11/2027	11,806,761
5,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	7/27/2027	4,860,946
5,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	9/16/2027	4,956,424
5,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	10/27/2027	4,959,920
5,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	13.00%	10/27/2027	4,964,000
8,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	11/26/2027	7,966,331
10,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	12/2/2027	10,000,000
8,000,000		BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	5/25/2028	7,956,769
10,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	SPX, RTY, SX5E	11.60%	8/3/2026	9,998,180
5,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SX5E, RTY, NDX	13.70%	9/8/2026	5,009,105
5,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	SX5E, RTY, NDX	13.05%	9/22/2026	4,999,660
12,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	SX5E, RTY, NDX	13.80%	9/30/2026	12,095,700
11,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	SX5E, RTY, NDX	13.30%	10/21/2026	10,999,252
12,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	0%*	1/12/2027	11,812,607
6,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	0%*	7/23/2027	5,862,557
10,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	12.60%	7/23/2027	9,808,000
16,500,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	14.76%	3/8/2028	16,344,521
8,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	0%*	5/5/2028	7,997,717
9,000,000		Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	0%*	5/18/2028	8,967,831
5,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	SX5E, RTY, NDX	13.20%	8/26/2026	4,990,955
5,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	12.50%	10/9/2026	5,010,430
4,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	14.01%	11/12/2026	4,037,600
2,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	12.90%	12/9/2026	2,010,800
3,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	0%*	8/26/2027	2,998,455
10,000,000		Goldman Sachs Structured Note(b)	RTY,NDX, SX5E	0%*	11/12/2027	10,018,873
8,000,000		Goldman Sachs Structured Note(b)	RTY,NDX, SX5E	0%*	2/5/2029	8,071,071
5,000,000		HSBC USA Inc. Structured Note(b)	RTY,NDX, SX5E	12.15%	10/9/2026	5,009,380
10,500,000		HSBC USA Inc. Structured Note(b)	SX5E, RTY, NDX	13.05%	11/25/2026	10,402,350
12,000,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	RTY,NDX, SX5E	0%*	7/16/2027	11,825,865
5,000,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	RTY,NDX, SX5E	0%*	11/12/2027	4,950,388
5,000,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	RTY,NDX, SX5E	0%*	11/12/2027	4,952,040
15,000,000		National Bank of Canada Structured Note(b)	RTY,NDX, SX5E	0%*	7/9/2027	14,553,919
8,000,000		National Bank of Canada Structured Note(b)	RTY,NDX, SX5E	0%*	11/26/2027	7,981,698
3,000,000		Nomura America Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	6/21/2027	2,954,507
6,500,000		Nomura America Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	6/29/2027	6,431,797
7,500,000		Nomura America Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	8/20/2027	7,374,583
6,000,000		Nomura America Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	12/2/2027	6,000,000
5,000,000		Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	12.12%	10/9/2026	4,967,000
11,000,000		Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	13.20%	11/5/2026	10,934,000
2,000,000		Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	12.90%	12/9/2026	1,983,800
6,000,000		Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	0%*	7/28/2027	5,784,755
5,000,000		UBS AG Structured Note(b)	INDU, RTY, NDX	13.90%	11/25/2026	4,963,000
9,000,000		UBS AG Structured Note(b)	RTY,NDX, SX5E	0%*	5/18/2027	8,974,216
3,000,000		UBS AG Structured Note(b)	RTY,NDX, SX5E	0%*	6/24/2027	2,934,798
5,000,000		UBS AG Structured Note(b)	RTY,NDX, SX5E	0%*	7/26/2027	4,901,580
		TOTAL STRUCTURED NOTES (Cost $467,000,000)				463,650,979
Shares
		SHORT-TERM INVESTMENT - 3.9%
		MONEY MARKET FUND - 3.9%
17,684,804		First American Government Obligations Fund Class X, 3.55% (a)				17,684,804
		TOTAL SHORT-TERM INVESTMENT (Cost - $17,684,804)

		TOTAL INVESTMENTS - 105.5% (Cost - $484,684,804)				$ 481,335,783
		LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%				(25,029,428)
		NET ASSETS - 100.0%				$ 456,306,355

INDU	-	The Dow Jones Industrial Average (DJIA) is often referenced by the ticker symbol INDU. It is a price-weighted index of 30 prominent U.S. blue-chip stocks from various industries, excluding transportation and utilities. Investors cannot invest directly in an index.
LLC	-	Limited Liability Company
NDX	-	The Nasdaq Composite is a stock market index that includes almost all stocks listed on the Nasdaq stock exchange. Along with the Dow Jones Industrial Average and S&P 500, it is one of the three most-followed stock market indices in the United States. Investors cannot invest directly in an index.
RTY	-	The Russell 2000 Index, often referred to as RTY, is a stock market index that tracks the performance of 2,000 of the smallest companies in the Russell 3000 Index. It's widely considered a key indicator of the U.S. small-cap stock market. Investors cannot invest directly in an index.
SPX	-	SPX refers to the Standard & Poor's 500 Index, which is a stock market index that measures the performance of 500 large listed companies in the United States. The S&P 500 index is widely regarded as one of the best measures of the overall performance of the US stock market. Investors cannot invest directly in an index.
SX5E	-	SX5E refers to the Bloomberg ticker symbol for the EURO STOXX 50 Index, a premier "blue-chip" stock market index representing the performance of 50 of the largest and most liquid companies across 11 Eurozone countries. Investors cannot invest directly in an index.
*		Coupon payments are contingent and may be 0% if contractual conditions are not met.
(a)		Rate disclosed is the seven day effective yield as of May 31, 2026.
(b)		Fixed coupon is payable monthly, assuming the note has not been called.